Subsequent Events (Details) - USD ($)														3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 14, 2024	Nov. 12, 2024	Nov. 07, 2024	Nov. 05, 2024	Oct. 30, 2024	Sep. 19, 2024	Aug. 22, 2024	Apr. 18, 2024	Jan. 21, 2024	Jan. 11, 2024	Dec. 15, 2023	Dec. 13, 2023	Apr. 18, 2023	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Nov. 13, 2024	Sep. 10, 2024	Dec. 31, 2022	Jan. 19, 2022
Subsequent Events [Line Items]
Shares of common stock								1,100,000							983,333	30,000,000
Number of shares issued														200,000	200,000
Price per share (in Dollars per share)						$ 11.29										$ 9.2
Additional shares														14,500,000
Consecutive days															5 years
Warrants outstanding common stock														61,009	61,009				15,000,000
Sponser agreement description														(i) retain 2,950,000 shares of Series A Common Stock of ACAB, (ii) retain 291,667 shares, and transfer 983,333 shares to Abpro and 983,333 of the shares Abpro Bio, for such parties to use to obtain non-redemption commitments from SPAC stockholders or other capital for SPAC or the Surviving Corporation (with any shares unused for such purpose to be retained by such party), and (iii) forfeit the remainder of any Series A Common Stock and Series B Common Stock held by Sponsor (or 966,441 Series A shares and 1 Series B shares).
Additional paid-in capital amount (in Dollars)														$ 14,300,000	$ 14,300,000
Extinguishment amount (in Dollars)															$ 2,000,000
Promissory note liabilities (in Dollars)														$ 2,000,000
Net proceeds (in Dollars)	$ 2,755,000
Conversion percentage														94.00%	94.00%
Percentage of gross amount payable to sponsor raised from investors										4.00%
Warrant [Member]
Subsequent Events [Line Items]
Warrants outstanding common stock														61,009	61,009
VWAP [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)														$ 11.5	$ 11.5
Sponsor [Member]
Subsequent Events [Line Items]
Shares of common stock														600,601
Common stock share held														291,667	291,667
Extinguishment amount (in Dollars)														$ 2,000,000
Abpro Bio [Member]
Subsequent Events [Line Items]
Shares of common stock							622,467
Price per share (in Dollars per share)							$ 10
Value of stock issued (in Dollars)														6,224,670
Extinguishment amount (in Dollars)														4,225,663
Remainder extinguishment amount (in Dollars)														$ 2,000,007
Celltrion [Member]
Subsequent Events [Line Items]
Shares of common stock														500,000
Price per share (in Dollars per share)														$ 10	$ 10
Aggregate purchase price (in Dollars)														$ 5,000,000
Underwriter [Member]
Subsequent Events [Line Items]
Underwriter waived (in Dollars)									$ 4,290,000
Underwriter fee									600,000
First Share Target [Member]
Subsequent Events [Line Items]
Earn out shares														13
Trading days														20 days
Consecutive days														30 days
Second Share Target [Member]
Subsequent Events [Line Items]
Earn out shares														15
Trading days														20 days
Consecutive days														30 days
Third Share Target [Member]
Subsequent Events [Line Items]
Earn out shares														18
Trading days														20 days
Consecutive days														30 days
New Abpro [Member]
Subsequent Events [Line Items]
Converted into shares														600,000
PIPE Investors [Member]
Subsequent Events [Line Items]
Number of shares issued														3,367,401
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued			500,000
Net proceeds (in Dollars)	2,755,000
Advisor receive shares										200,000
Percentage of gross amount payable to sponsor raised from investors										4.00%
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Advance occurrence value (in Dollars)					$ 5,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Debt face amount (in Dollars)	$ 3,000,000
Maturity date	Nov. 13, 2025
Subsequent Event [Member] | VWAP [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)																	$ 11.5
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Interest rate																	0.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Interest rate																	18.00%
Subsequent Event [Member] | Atlantic Coastal Acquisition Management II LLC [Member]
Subsequent Events [Line Items]
Cancelled shares		966,442
Subsequent Event [Member] | Yorkville [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 1,100,000
Subsequent Event [Member] | Underwriter [Member]
Subsequent Events [Line Items]
Underwriter waived (in Dollars)									$ 4,290,000
Underwriter fee									600,000
Subsequent Event [Member] | Abpro Corporation Shareholders [Member]
Subsequent Events [Line Items]
Number of aggregate shares consideration		50,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Shares of pulicly held failed to meet minimum requirement																		750,000
Common stock, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)														$ 11.2	11.2
Price per unit (in Dollars per share)														11.2	11.2
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common stock		39,413,500
Common Stock [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Shares of common stock		3,367,401
Reserved shares for issuance		10,586,500
Series A Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)														0.0001	0.0001	$ 0.0001			$ 0.0001
Redemption price, per share (in Dollars per share)											$ 10.68			$ 12	$ 12
Shares of common stock														7,499,999	7,499,999	7,499,999
Stock exercised											2,768,301
Price per share (in Dollars per share)																				$ 10
Stock exercised value (in Dollars)												$ 276,471,460	$ 29,728,990
Series A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Series A Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued														983,333	983,333
Shares of common stock														1	1
Stock exercised														330,276	330,276
Exercised value of closing (in Dollars)															$ 3,752,627
Price per share (in Dollars per share)														$ 11.36	$ 11.36
Common stock share held														983,333	983,333
Value of stock issued (in Dollars)						$ 126,122
Stock exercised value (in Dollars)														$ 3,752,627	$ 3,752,627
Price per unit (in Dollars per share)														$ 11.36	$ 11.36
Series A Common Stock [Member] | Third-party Investors [Member]
Subsequent Events [Line Items]
Number of shares issued														983,333
Incentive Shares [Member]
Subsequent Events [Line Items]
Number of shares issued														1,244,934
Incentive Shares [Member] | Celltrion [Member]
Subsequent Events [Line Items]
Granted share issued														1,000,000
Recycled Shares [Member] | Subsequent Event [Member] | Yorkville [Member]
Subsequent Events [Line Items]
Shares of common stock			100,000
Price per share (in Dollars per share)			$ 11.36
Investor Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common stock		1,250,000		124,352
Redemption price, per share (in Dollars per share)			9
PubCo Shares [Member] | Series A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001